Document and Entity Information	Jul. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001776111
Document Type	8-K
Document Period End Date	Jul. 09, 2026
Entity Registrant Name	MBX Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42272
Entity Tax Identification Number	84-1882872
Entity Address, Address Line One	11711 N. Meridian Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(317)
Local Phone Number	659-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	MBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false